Intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Intangible Assets

	2019			2018
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	247	531	778	3,269	699	3,968
Additions	–	31	31	–	50	50
Amortisation for the year	–	(142)	(142)	–	(197)	(197)
Impairments for the year (1)	–	(14)	(14)	(2,339)	(14)	(2,353)
Disposals	–	–	–	(16)	(7)	(23)
Transferred to assets held for sale	–	–	–	(667)	–	(667)
Transfers and other movements	–	22	22	–	–	–

At the end of the financial year (2)	247	428	675	247	531	778

– Cost	247	1,697	1,944	247	1,665	1,912
– Accumulated amortisation and impairments	–	(1,269)	(1,269)	–	(1,134)	(1,134)

(1)	Includes impairment charges related to Onshore US assets of US$ nil (2018: US$2,339 million). Refer to note 27 ‘Discontinued operations’.

(2)

The Group’s aggregate net carrying value of goodwill for Continuing operations is US$247 million (2018: US$247 million), representing less than 1 per cent of net equity at 30 June 2019 (2018: less than 1 per cent). The goodwill is allocated across a number of CGUs.